First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.9%
53,707	L3Harris Technologies, Inc.	$10,627,004
	Communications Equipment – 9.3%
4,876	AudioCodes Ltd.	125,264
1,913,960	Cisco Systems, Inc.	91,793,522
4,493	Comtech Telecommunications Corp.	159,456
13,365	InterDigital, Inc.	728,259
174,468	Juniper Networks, Inc.	4,297,147
40,668	Motorola Solutions, Inc.	6,553,241
16,461	Plantronics, Inc.	450,044
6,014	Ubiquiti, Inc.	1,136,526
		105,243,459
	Diversified Telecommunication Services – 11.6%
580,000	AT&T, Inc.	22,666,400
25,831	ATN International, Inc.	1,430,779
451,017	BCE, Inc.	20,904,638
30,711	Cogent Communications Holdings, Inc.	2,021,091
1,020,851	KT Corp., ADR	11,841,872
299,782	Orange S.A., ADR	4,373,819
1,620,412	Telefonica Brasil S.A., ADR	23,204,300
574,315	TELUS Corp.	22,243,220
359,900	Verizon Communications, Inc.	22,097,860
		130,783,979
	Electronic Equipment, Instruments & Components – 1.3%
21,865	CDW Corp.	3,123,197
359,796	Corning, Inc.	10,473,661
10,865	SYNNEX Corp.	1,399,412
		14,996,270
	Entertainment – 0.3%
10,719	NetEase, Inc., ADR	3,286,874
	Health Care Technology – 0.0%
2,204	Simulations Plus, Inc.	64,070
	IT Services – 9.5%
37,738	Amdocs Ltd.	2,724,306
119,006	Cognizant Technology Solutions Corp., Class A	7,380,752
8,805	CSG Systems International, Inc.	455,923
95,552	DXC Technology Co.	3,591,800
645,010	International Business Machines Corp.	86,457,141
35,285	Leidos Holdings, Inc.	3,454,049
16,449	NIC, Inc.	367,635
22,475	Perspecta, Inc.	594,239
17,103	Science Applications International Corp.	1,488,303
Shares	Description	Value

	IT Services (Continued)
9,870	Switch, Inc., Class A	$146,273
		106,660,421
	Semiconductors & Semiconductor Equipment – 28.5%
119,263	Analog Devices, Inc.	14,173,215
227,856	Applied Materials, Inc.	13,908,330
11,171	ASML Holding N.V., ADR	3,305,946
137,126	Broadcom, Inc.	43,334,559
11,239	Brooks Automation, Inc.	471,588
6,307	Cabot Microelectronics Corp.	910,226
9,724	Cohu, Inc.	222,193
14,893	Entegris, Inc.	745,990
1,447,712	Intel Corp.	86,645,563
50,316	KLA Corp.	8,964,802
21,001	Kulicke & Soffa Industries, Inc.	571,227
42,140	Lam Research Corp.	12,321,736
105,730	Marvell Technology Group Ltd.	2,808,189
154,694	Maxim Integrated Products, Inc.	9,515,228
64,322	Microchip Technology, Inc.	6,735,800
7,146	MKS Instruments, Inc.	786,131
7,063	Monolithic Power Systems, Inc.	1,257,355
47,387	NXP Semiconductors N.V.	6,030,470
3,753	Power Integrations, Inc.	371,209
518,980	QUALCOMM, Inc.	45,789,605
16,369	Silicon Motion Technology Corp., ADR	830,072
47,696	Skyworks Solutions, Inc.	5,765,493
11,847	STMicroelectronics N.V., ADR	318,803
16,787	Teradyne, Inc.	1,144,706
360,708	Texas Instruments, Inc.	46,275,229
68,921	Xilinx, Inc.	6,738,406
34,881	Xperi Corp.	645,299
		320,587,370
	Software – 16.0%
4,961	Blackbaud, Inc.	394,896
23,690	CDK Global, Inc.	1,295,369
28,147	Citrix Systems, Inc.	3,121,502
4,581	Ebix, Inc.	153,051
33,974	Intuit, Inc.	8,898,810
11,679	j2 Global, Inc.	1,094,439
13,901	LogMeIn, Inc.	1,191,872
128,620	Micro Focus International PLC, ADR	1,804,539
572,873	Microsoft Corp.	90,342,072
130,783	NortonLifeLock, Inc.	3,337,582
70,576	Open Text Corp.	3,110,284
772,368	Oracle Corp.	40,920,057
11,512	Progress Software Corp.	478,324
1,671	QAD, Inc., Class A	85,104
13,407	SAP SE, ADR	1,796,404
8,520	Sapiens International Corp., N.V.	195,960
27,853	SS&C Technologies Holdings, Inc.	1,710,174

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
130,223	VMware, Inc., Class A (a)	$19,766,549
		179,696,988
	Technology Hardware, Storage & Peripherals – 13.9%
324,496	Apple, Inc.	95,288,250
646,416	Hewlett Packard Enterprise Co.	10,252,158
823,667	HP, Inc.	16,926,357
48,961	Logitech International S.A.	2,309,001
115,464	NetApp, Inc.	7,187,634
193,206	Seagate Technology PLC	11,495,757
205,836	Western Digital Corp.	13,064,411
		156,523,568
	Trading Companies & Distributors – 0.0%
13,265	Systemax, Inc.	333,748
	Wireless Telecommunication Services – 8.5%
963,035	America Movil SAB de CV, ADR, Class L	15,408,560
574,619	China Mobile Ltd., ADR	24,289,145
483,829	Millicom International Cellular S.A.	23,335,073
47,797	Shenandoah Telecommunications Co.	1,988,833
395,854	Telephone & Data Systems, Inc.	10,066,567
8,212,266	VEON Ltd., ADR	20,777,033
		95,865,211
	Total Investments – 99.8%	1,124,668,962
	(Cost $858,995,407) (b)
	Net Other Assets and Liabilities – 0.2%	1,837,337
	Net Assets – 100.0%	$1,126,506,299

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $289,795,738 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,122,183. The net unrealized appreciation was $265,673,555.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,124,668,962	$ 1,124,668,962	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 20.8%
	Energy Equipment & Services – 1.0%
434,791	USA Compression Partners, L.P.	$7,887,109
	Oil, Gas & Consumable Fuels – 19.8%
573,768	Black Stone Minerals, L.P.	7,298,329
81,963	Cheniere Energy Partners, L.P.	3,262,947
397,179	CNX Midstream Partners, L.P.	6,537,566
189,688	Delek Logistics Partners, L.P.	6,062,429
394,008	Dorchester Minerals, L.P.	7,687,096
833,159	Enable Midstream Partners, L.P.	8,356,585
493,498	Energy Transfer, L.P.	6,331,579
154,071	Enterprise Products Partners, L.P.	4,338,639
133,949	Enviva Partners, L.P.	4,997,637
496,056	EQM Midstream Partners, L.P.	14,837,035
454,895	GasLog Partners, L.P.	7,114,558
345,092	Genesis Energy, L.P.	7,067,484
295,696	Global Partners, L.P.	5,961,231
315,780	Holly Energy Partners, L.P.	6,994,527
339,720	KNOT Offshore Partners, L.P.	6,729,853
65,899	Magellan Midstream Partners, L.P.	4,143,070
251,711	MPLX, L.P.	6,408,562
183,602	NuStar Energy L.P.	4,746,112
275,770	PBF Logistics, L.P.	5,584,343
65,653	Phillips 66 Partners, L.P.	4,046,851
263,108	Plains All American Pipeline, L.P.	4,838,556
255,982	Plains GP Holdings, L.P., Class A	4,850,859
242,564	Shell Midstream Partners, L.P.	4,902,218
126,536	TC PipeLines, L.P.	5,352,473
		148,450,539
	Total Master Limited Partnerships	156,337,648
	(Cost $152,107,823)
COMMON STOCKS – 19.8%
	Automobiles – 1.0%
505,405	Ford Motor Co.	4,700,266
74,486	General Motors Co.	2,726,188
		7,426,454
	Banks – 5.2%
65,930	Citizens Financial Group, Inc.	2,677,417
37,144	Comerica, Inc.	2,665,082
100,047	First Financial Bancorp	2,545,196
85,726	First Hawaiian, Inc.	2,473,195
210,079	FNB Corp.	2,668,003
177,300	Hope Bancorp, Inc.	2,634,678
177,602	Huntington Bancshares, Inc.	2,678,238
198,484	Investors Bancorp, Inc.	2,364,937
130,756	KeyCorp	2,646,502
114,216	PacWest Bancorp	4,371,046
173,836	People’s United Financial, Inc.	2,937,828
140,701	Regions Financial Corp.	2,414,429
212,635	Umpqua Holdings Corp.	3,763,640
215,102	Valley National Bancorp	2,462,918
		39,303,109

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Biotechnology – 0.8%
40,203	AbbVie, Inc.	$3,559,574
37,645	Gilead Sciences, Inc.	2,446,172
		6,005,746
	Capital Markets – 1.8%
90,023	Franklin Resources, Inc.	2,338,798
270,779	Invesco, Ltd.	4,868,607
66,630	Legg Mason, Inc.	2,392,683
245,117	Waddell & Reed Financial, Inc., Class A	4,098,356
		13,698,444
	Chemicals – 0.4%
32,378	LyondellBasell Industries N.V., Class A	3,059,073
	Commercial Services & Supplies – 0.4%
154,824	KAR Auction Services, Inc.	3,373,615
	Containers & Packaging – 0.4%
64,774	International Paper Co.	2,982,843
	Diversified Consumer Services – 0.3%
109,751	H&R Block, Inc.	2,576,953
	Diversified Telecommunication Services – 0.4%
43,595	Verizon Communications, Inc.	2,676,733
	Electric Utilities – 0.8%
29,403	Duke Energy Corp.	2,681,848
94,766	PPL Corp.	3,400,204
		6,082,052
	Electrical Equipment – 0.4%
28,476	Eaton Corp. PLC	2,697,247
	Entertainment – 0.3%
70,864	Cinemark Holdings, Inc.	2,398,746
	Food Products – 0.7%
45,485	Bunge Ltd.	2,617,662
47,380	General Mills, Inc.	2,537,673
		5,155,335
	Gas Utilities – 0.3%
55,276	National Fuel Gas Co.	2,572,545
	Health Care Providers & Services – 0.3%
46,129	Cardinal Health, Inc.	2,333,205
	Hotels, Restaurants & Leisure – 0.5%
67,811	Carnival Corp.	3,446,833
	Insurance – 1.7%
48,282	MetLife, Inc.	2,460,933
48,364	Principal Financial Group, Inc.	2,660,020
36,230	Progressive (The) Corp.	2,622,690
29,962	Prudential Financial, Inc.	2,808,638
84,406	Unum Group	2,461,279
		13,013,560

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.4%
23,261	International Business Machines Corp.	$3,117,904
	Media – 0.4%
123,119	Interpublic Group of (The) Cos., Inc.	2,844,049
	Multi-Utilities – 0.4%
104,675	CenterPoint Energy, Inc.	2,854,487
	Oil, Gas & Consumable Fuels – 0.4%
22,600	Chevron Corp.	2,723,526
	Thrifts & Mortgage Finance – 0.4%
168,140	Northwest Bancshares, Inc.	2,796,168
	Tobacco – 1.2%
95,414	Altria Group, Inc.	4,762,113
69,181	Universal Corp.	3,947,468
		8,709,581
	Trading Companies & Distributors – 0.9%
32,202	MSC Industrial Direct Co., Inc., Class A	2,526,891
98,085	Triton International Ltd.	3,943,017
		6,469,908
	Total Common Stocks	148,318,116
	(Cost $148,027,884)
REAL ESTATE INVESTMENT TRUSTS – 19.6%
	Health Care REITs – 1.7%
81,931	LTC Properties, Inc.	3,668,051
204,693	Medical Properties Trust, Inc.	4,321,069
52,094	National Health Investors, Inc.	4,244,619
		12,233,739
	Hotel & Resort REITs – 4.3%
390,580	Apple Hospitality REIT, Inc.	6,346,925
424,237	DiamondRock Hospitality Co.	4,700,546
243,404	Host Hotels & Resorts, Inc.	4,515,144
325,166	Park Hotels & Resorts, Inc.	8,412,044
318,181	Sunstone Hotel Investors, Inc.	4,429,080
216,418	Xenia Hotels & Resorts, Inc.	4,676,793
		33,080,532
	Mortgage REITs – 9.1%
467,498	Arbor Realty Trust, Inc.	6,708,596
162,672	Blackstone Mortgage Trust, Inc., Class A	6,054,652
422,674	Chimera Investment Corp.	8,690,177
603,935	Invesco Mortgage Capital, Inc.	10,055,518
397,247	Ladder Capital Corp.	7,166,336
1,200,125	MFA Financial, Inc.	9,180,956
310,239	PennyMac Mortgage Investment Trust	6,915,227
395,875	Redwood Trust, Inc.	6,547,773
277,847	Starwood Property Trust, Inc.	6,907,276
		68,226,511
	Retail REITs – 1.7%
202,196	Brixmor Property Group, Inc.	4,369,456
31,389	Simon Property Group, Inc.	4,675,706

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs (Continued)
83,490	Spirit Realty Capital, Inc.	$4,106,038
		13,151,200
	Specialized REITs – 2.8%
70,667	EPR Properties	4,991,917
139,287	Gaming and Leisure Properties, Inc.	5,996,305
49,650	Lamar Advertising Co., Class A	4,431,759
191,099	Outfront Media, Inc.	5,125,275
		20,545,256
	Total Real Estate Investment Trusts	147,237,238
	(Cost $138,111,114)
EXCHANGE-TRADED FUNDS – 19.5%
	Capital Markets – 19.5%
3,001,614	First Trust Tactical High Yield ETF (a)	146,448,747
	(Cost $146,786,756)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.3%
	Banks – 6.8%
215,785	Bank of America Corp., Series Y	6.50%	(b)	5,390,309
259,697	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	8.31%	10/30/40	7,219,577
267,054	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (c)	7.69%	02/15/40	6,956,757
196,275	HSBC Holdings PLC. Series A	6.20%	(b)	5,275,872
196,666	ING Groep N.V.	6.13%	(b)	5,121,183
207,872	JPMorgan Chase & Co., Series Y	6.13%	(b)	5,317,366
210,324	Regions Financial Corp., Series A	6.38%	(b)	5,390,604
188,809	US Bancorp, Series F (d)	6.50%	(b)	5,214,904
202,104	Wells Fargo & Co., Series T	6.00%	(b)	5,147,589
				51,034,161
	Capital Markets – 2.1%
182,609	Morgan Stanley, Series E (d)	7.13%	(b)	5,224,443
182,552	Morgan Stanley, Series F (d)	6.88%	(b)	5,166,222
222,804	Morgan Stanley, Series G	6.63%	(b)	5,570,100
				15,960,765
	Equity Real Estate Investment Trusts – 1.4%
217,743	RLJ Lodging Trust, Series A	1.95%	(b)	6,251,402
180,697	VEREIT, Inc., Series F	6.70%	(b)	4,607,773
				10,859,175
	Insurance – 1.6%
211,984	Hartford Financial Services Group (The), Inc., (d)	7.88%	04/15/42	6,018,226
203,843	Prudential PLC	6.75%	(b)	5,707,604
				11,725,830
	Mortgage Real Estate Investment Trusts – 7.4%
223,900	AGNC Investment Corp., Series C (d)	7.00%	(b)	5,810,205
249,675	Annaly Capital Management, Inc., Series D	7.50%	(b)	6,419,144
226,382	Annaly Capital Management, Inc., Series F (d)	6.95%	(b)	5,851,975
218,318	Annaly Capital Management, Inc., Series G (d)	6.50%	(b)	5,512,529
253,025	Capstead Mortgage Corp., Series E	7.50%	(b)	6,388,881
249,706	Chimera Investment Corp., Series B (d)	8.00%	(b)	6,684,630

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
230,417	Invesco Mortgage Capital, Inc., Series C (d)	7.50%	(b)	$6,124,484
238,909	Two Harbors Investment Corp., Series B (d)	7.63%	(b)	6,555,663
238,908	Two Harbors Investment Corp., Series C (d)	7.25%	(b)	6,242,666
				55,590,177
	Total $25 Par Preferred Securities			145,170,108
	(Cost $144,574,802)

Total Investments – 99.0%	743,511,857
(Cost $729,608,379) (e)
Net Other Assets and Liabilities – 1.0%	7,448,928
Net Assets – 100.0%	$750,960,785

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $31,688,618 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,785,140. The net unrealized appreciation was $13,903,478.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 156,337,648	$ 156,337,648	$ —	$ —
Common Stocks*	148,318,116	148,318,116	—	—
Real Estate Investment Trusts*	147,237,238	147,237,238	—	—
Exchange-Traded Funds*	146,448,747	146,448,747	—	—
$25 Par Preferred Securities*	145,170,108	145,170,108	—	—
Total Investments	$ 743,511,857	$ 743,511,857	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2019, and for the fiscal year-to-date period (October 1, 2019 to December 31, 2019) are as follows:
Security Name	Shares at 12/31/2019	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2019	Dividend Income
First Trust Tactical High Yield ETF	3,001,614	$ 140,093,055	$ 7,662,199	$ (2,954,135)	$ 1,711,168	$ (63,540)	$ 146,448,747	$ 1,726,583

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.0%
	Aerospace & Defense – 1.3%
32,793	BAE Systems PLC	$245,336
	Auto Components – 1.0%
16,100	Sumitomo Rubber Industries Ltd.	198,111
	Banks – 5.6%
2,374	Bank of Montreal	183,989
3,466	Bank of Nova Scotia (The)	195,781
2,496	Canadian Imperial Bank of Commerce	207,707
7,999	Laurentian Bank of Canada	273,687
3,937	National Bank of Canada	218,535
		1,079,699
	Building Products – 1.6%
17,200	LIXIL Group Corp.	299,027
	Capital Markets – 7.9%
40,912	Ashmore Group PLC	280,715
9,955	Close Brothers Group PLC	210,718
45,758	IG Group Holdings PLC	421,247
11,324	IGM Financial, Inc.	325,100
6,265	Schroders PLC	276,676
		1,514,456
	Commercial Services & Supplies – 2.5%
83,115	G4S PLC	240,005
7,917	Intrum AB	236,166
		476,171
	Construction & Engineering – 3.4%
7,297	Bouygues S.A.	310,050
15,129	Skanska AB, Class B	341,948
		651,998
	Diversified Telecommunication Services – 5.1%
5,142	BCE, Inc.	238,221
122,000	Singapore Telecommunications Ltd.	305,692
438	Swisscom AG	231,989
5,362	TELUS Corp.	207,617
		983,519
	Electric Utilities – 7.9%
23,371	CK Infrastructure Holdings Ltd.	166,308
81,908	EDP - Energias de Portugal S.A.	355,010
6,134	Emera, Inc.	263,537
11,696	Fortum OYJ	288,627
34,026	Power Assets Holdings Ltd.	248,897
9,802	Red Electrica Corp. S.A.	197,083
		1,519,462
	Electrical Equipment – 1.2%
9,871	ABB Ltd.	238,360
Shares	Description	Value

	Food Products – 2.0%
24,910	AVI Ltd.	$158,235
22,119	Tate & Lyle PLC	222,730
		380,965
	Gas Utilities – 2.9%
38,108	APA Group	296,839
10,176	Enagas S.A.	259,564
		556,403
	Health Care Providers & Services – 1.3%
9,900	Miraca Holdings, Inc.	244,459
	Hotels, Restaurants & Leisure – 1.1%
50,255	Domino’s Pizza Group PLC	213,150
	Household Products – 1.5%
143,458	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	285,512
	Industrial Conglomerates – 0.6%
1,902	Doosan Co., Ltd.	115,622
	Insurance – 10.3%
1,215	Baloise Holding AG	219,699
9,126	CNP Assurances	181,495
9,684	Great-West Lifeco, Inc.	248,038
6,800	MS&AD Insurance Group Holdings, Inc.	225,989
928	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	273,766
12,342	Power Corp. of Canada	317,924
12,714	Power Financial Corp.	342,095
4,014	SCOR SE	168,484
		1,977,490
	Media – 5.7%
13,111	Daily Mail & General Trust PLC, Class A	143,971
10,302	Lagardere SCA	224,528
2,998	Publicis Groupe S.A.	135,725
9,192	Shaw Communications, Inc., Class B	186,523
28,221	WPP PLC	398,674
		1,089,421
	Multiline Retail – 1.4%
2,956	Next PLC	274,791
	Multi-Utilities – 2.5%
17,284	AGL Energy Ltd.	249,009
7,705	Canadian Utilities Ltd., Class A	232,417
		481,426

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 4.9%
6,471	Pembina Pipeline Corp.	$239,844
1,260	SK Innovation Co., Ltd.	163,431
5,232	TC Energy Corp.	278,653
4,712	TOTAL S.A.	260,044
		941,972
	Personal Products – 1.0%
28,334	Hengan International Group Co., Ltd.	201,807
	Pharmaceuticals – 3.9%
2,801	Bayer AG	228,760
12,601	GlaxoSmithKline PLC	296,938
2,187	Sanofi	219,852
		745,550
	Real Estate Management & Development – 4.8%
9,133	Deutsche EuroShop AG	270,659
11,752	Sun Hung Kai Properties Ltd.	179,923
2,593	Swiss Prime Site AG	299,811
29,645	Wharf Real Estate Investment Co., Ltd.	180,899
		931,292
	Specialty Retail – 4.7%
16,985	Foschini Group (The) Ltd.	181,286
23,505	Hennes & Mauritz AB, Class B	478,012
82,213	Kingfisher PLC	236,312
		895,610
	Technology Hardware, Storage & Peripherals – 1.2%
8,600	Canon, Inc.	236,380
	Thrifts & Mortgage Finance – 1.3%
5,903	Genworth MI Canada, Inc.	258,295
	Tobacco – 1.2%
10,300	Japan Tobacco, Inc.	230,590
	Transportation Infrastructure – 1.0%
1,038	Flughafen Zurich AG	189,517
	Water Utilities – 1.9%
26,209	Pennon Group PLC	355,844
	Wireless Telecommunication Services – 1.3%
8,600	NTT DOCOMO, Inc.	240,457
	Total Common Stocks	18,052,692
	(Cost $17,117,789)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 5.5%
	Equity Real Estate Investment Trusts – 5.5%
11,534	First Capital Real Estate Investment Trust	$183,595
10,360	Klepierre S.A.	393,365
12,586	RioCan Real Estate Investment Trust	259,367
8,986	SmartCentres Real Estate Investment Trust	215,974
	Total Real Estate Investment Trusts	1,052,301
	(Cost $1,029,131)
	Total Investments – 99.5%	19,104,993
	(Cost $18,146,920) (a)
	Net Other Assets and Liabilities – 0.5%	100,246
	Net Assets – 100.0%	$19,205,239

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,433,973 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $475,900. The net unrealized appreciation was $958,073.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,052,692	$ 18,052,692	$ —	$ —
Real Estate Investment Trusts*	1,052,301	1,052,301	—	—
Total Investments	$ 19,104,993	$ 19,104,993	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Canadian Dollar	25.5%
British Pound Sterling	20.0
Euro	19.7
Japanese Yen	8.8
Swiss Franc	6.2
Swedish Krona	5.5
Hong Kong Dollar	5.1
Australian Dollar	2.8
South African Rand	1.8
Singapore Dollar	1.6
Mexican Peso	1.5
South Korean Won	1.5
Total	100.0%

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.5%
	Aerospace & Defense – 2.9%
4,519	Boeing (The) Co.	$1,472,109
1,094	Lockheed Martin Corp. (a)	425,982
1,834	Northrop Grumman Corp. (a)	630,841
		2,528,932
	Air Freight & Logistics – 0.2%
1,116	United Parcel Service, Inc., Class B	130,639
	Airlines – 1.3%
6,719	Delta Air Lines, Inc.	392,927
12,989	Southwest Airlines Co.	701,146
		1,094,073
	Auto Components – 0.8%
24,317	Gentex Corp.	704,707
	Banks – 5.0%
20,264	Bank of America Corp.	713,698
6,813	Bank of Hawaii Corp. (a)	648,325
15,371	CIT Group, Inc.	701,379
730	First Citizens BancShares, Inc., Class A	388,514
54,595	First Horizon National Corp.	904,093
9,111	Hilltop Holdings, Inc.	227,137
5,490	JPMorgan Chase & Co.	765,306
		4,348,452
	Beverages – 0.3%
3,093	Anheuser-Busch InBev S.A., ADR	253,750
	Biotechnology – 4.5%
7,075	AbbVie, Inc.	626,420
5,997	Amgen, Inc.	1,445,697
1,804	Biogen, Inc. (b)	535,301
10,393	Gilead Sciences, Inc. (a)	675,337
957	Regeneron Pharmaceuticals, Inc. (b)	359,334
1,129	Vertex Pharmaceuticals, Inc. (b)	247,195
		3,889,284
	Building Products – 1.8%
2,608	Armstrong World Industries, Inc.	245,074
31,295	Johnson Controls International PLC	1,274,019
		1,519,093
	Capital Markets – 2.5%
17,349	Charles Schwab (The) Corp.	825,118
3,875	S&P Global, Inc.	1,058,069
15,283	Virtu Financial, Inc., Class A	244,375
		2,127,562
	Chemicals – 2.4%
1,753	Air Products & Chemicals, Inc.	411,937
12,228	Chemours (The) Co.	221,205
1,644	NewMarket Corp. (a)	799,839
15,460	Olin Corp.	266,685
1,697	Scotts Miracle-Gro (The) Co.	180,187
2,421	Westlake Chemical Corp.	169,833
		2,049,686

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies – 0.2%
7,832	KAR Auction Services, Inc.	$170,659
	Consumer Finance – 1.5%
8,634	Capital One Financial Corp.	888,525
29,970	Navient Corp.	409,990
		1,298,515
	Containers & Packaging – 0.4%
11,150	Graphic Packaging Holding Co.	185,648
4,100	Silgan Holdings, Inc.	127,428
		313,076
	Diversified Financial Services – 0.9%
3,537	Berkshire Hathaway, Inc., Class B (a) (b)	801,131
	Diversified Telecommunication Services – 0.9%
12,604	Verizon Communications, Inc. (a)	773,886
	Electric Utilities – 0.5%
7,137	Southern (The) Co.	454,627
	Entertainment – 1.3%
2,364	Netflix, Inc. (b)	764,919
2,323	Walt Disney (The) Co.	335,976
		1,100,895
	Health Care Equipment & Supplies – 2.3%
3,663	Abbott Laboratories	318,168
638	Align Technology, Inc. (b)	178,028
2,195	Baxter International, Inc. (a)	183,546
791	Becton Dickinson and Co.	215,128
3,919	Boston Scientific Corp. (b)	177,217
907	Edwards Lifesciences Corp. (b)	211,594
353	Intuitive Surgical, Inc. (b)	208,676
2,675	Medtronic PLC	303,479
880	Stryker Corp.	184,747
		1,980,583
	Health Care Providers & Services – 3.3%
666	Anthem, Inc.	201,152
1,822	Chemed Corp.	800,332
1,013	Cigna Corp.	207,148
3,118	CVS Health Corp.	231,636
1,253	HCA Healthcare, Inc.	185,206
404	Humana, Inc.	148,074
3,591	UnitedHealth Group, Inc.	1,055,682
		2,829,230
	Hotels, Restaurants & Leisure – 4.6%
4,887	Dunkin’ Brands Group, Inc.	369,164
1,595	Hyatt Hotels Corp., Class A	143,088
8,460	International Game Technology PLC	126,646
932	Marriott International, Inc., Class A	141,133
2,748	Six Flags Entertainment Corp.	123,962
20,020	Starbucks Corp. (a)	1,760,158
24,803	Wyndham Destinations, Inc.	1,282,067
		3,946,218

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables – 0.6%
5,171	Sony Corp., ADR	$351,628
1,478	Tempur Sealy International, Inc. (b)	128,675
		480,303
	Household Products – 2.5%
1,902	Colgate-Palmolive Co.	130,934
3,327	Kimberly-Clark Corp.	457,629
10,477	Procter & Gamble (The) Co. (a)	1,308,577
3,643	Spectrum Brands Holdings, Inc.	234,208
		2,131,348
	Independent Power & Renewable Electricity Producers – 0.7%
26,480	Vistra Energy Corp. (a)	608,775
	Industrial Conglomerates – 1.4%
2,056	3M Co.	362,719
1,455	Carlisle Cos., Inc.	235,477
54,360	General Electric Co.	606,658
		1,204,854
	Insurance – 2.2%
2,487	AMERISAFE, Inc.	164,217
17,853	Arch Capital Group Ltd. (b)	765,715
34,371	Old Republic International Corp.	768,879
2,426	Safety Insurance Group, Inc.	224,478
		1,923,289
	Interactive Media & Services – 5.6%
1,762	Alphabet, Inc., Class A (a) (b)	2,360,005
1,163	Alphabet, Inc., Class C (a) (b)	1,554,954
4,312	Facebook, Inc., Class A (b)	885,038
		4,799,997
	Internet & Direct Marketing Retail – 4.5%
729	Amazon.com, Inc. (b)	1,347,075
1,128	Booking Holdings, Inc. (a) (b)	2,316,608
20,003	Qurate Retail, Inc., Series A (b)	168,625
		3,832,308
	IT Services – 3.1%
6,690	Accenture PLC, Class A (a)	1,408,713
537	CACI International, Inc., Class A (b)	134,245
4,015	International Business Machines Corp.	538,171
3,249	Visa, Inc., Class A	610,487
		2,691,616
	Life Sciences Tools & Services – 0.6%
541	Illumina, Inc. (b)	179,471
971	Thermo Fisher Scientific, Inc.	315,449
		494,920
	Machinery – 4.2%
26,102	Allison Transmission Holdings, Inc. (a)	1,261,249
885	Caterpillar, Inc.	130,697
16,087	Federal Signal Corp.	518,806
3,564	Illinois Tool Works, Inc.	640,201

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
12,900	Toro (The) Co.	$1,027,743
		3,578,696
	Media – 0.9%
5,275	Altice USA, Inc., Class A (b)	144,219
432	Charter Communications, Inc., Class A (b)	209,555
2,258	Nexstar Media Group, Inc., Class A	264,750
4,677	Sinclair Broadcast Group, Inc., Class A	155,931
		774,455
	Metals & Mining – 1.5%
5,488	Newmont Goldcorp Corp.	238,454
5,740	Reliance Steel & Aluminum Co.	687,422
1,600	Royal Gold, Inc.	195,600
5,467	Wheaton Precious Metals Corp.	162,643
		1,284,119
	Multiline Retail – 0.4%
1,184	Dollar Tree, Inc. (b)	111,355
1,620	Target Corp.	207,700
		319,055
	Oil, Gas & Consumable Fuels – 2.9%
16,685	BP PLC, ADR	629,692
3,492	ConocoPhillips	227,085
8,759	Exxon Mobil Corp.	611,203
5,228	Hess Corp.	349,283
2,023	ONEOK, Inc.	153,080
1,702	Phillips 66	189,620
1,296	Valero Energy Corp.	121,370
8,467	Williams (The) Cos., Inc.	200,837
		2,482,170
	Paper & Forest Products – 0.3%
7,597	Domtar Corp.	290,509
	Personal Products – 1.3%
2,275	Estee Lauder (The) Cos., Inc., Class A	469,878
2,843	Herbalife Nutrition Ltd. (b)	135,526
9,440	Unilever PLC	539,685
		1,145,089
	Pharmaceuticals – 4.7%
4,714	Bristol-Myers Squibb Co.	302,592
2,220	Eli Lilly & Co.	291,774
8,318	Johnson & Johnson	1,213,347
7,507	Merck & Co., Inc.	682,762
8,835	Novartis AG, ADR	836,586
13,822	Pfizer, Inc.	541,546
1,429	Zoetis, Inc.	189,128
		4,057,735
	Semiconductors & Semiconductor Equipment – 4.8%
5,123	Analog Devices, Inc.	608,817
8,764	Applied Materials, Inc.	534,955
2,071	Broadcom, Inc.	654,478
6,464	Intel Corp.	386,870

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
895	KLA Corp.	$159,462
2,539	Lam Research Corp.	742,404
1,606	QUALCOMM, Inc.	141,697
11,432	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	664,199
3,703	Teradyne, Inc.	252,508
		4,145,390
	Software – 3.5%
2,755	Ceridian HCM Holding, Inc. (b)	187,009
2,849	Check Point Software Technologies Ltd. (b)	316,125
2,147	j2 Global, Inc.	201,195
12,587	Microsoft Corp. (a)	1,984,970
2,150	VMware, Inc., Class A (b)	326,349
		3,015,648
	Specialty Retail – 1.3%
6,162	Dick’s Sporting Goods, Inc.	304,958
4,171	Foot Locker, Inc.	162,627
4,462	Lowe’s Cos., Inc.	534,369
1,796	Williams-Sonoma, Inc.	131,898
		1,133,852
	Technology Hardware, Storage & Peripherals – 2.8%
7,017	Apple, Inc. (a)	2,060,542
7,011	Dell Technologies, Inc., Class C (b)	360,295
		2,420,837
	Textiles, Apparel & Luxury Goods – 0.3%
2,925	NIKE, Inc., Class B	296,332
	Thrifts & Mortgage Finance – 0.1%
2,337	Essent Group Ltd.	121,501
	Trading Companies & Distributors – 1.4%
5,539	Univar, Inc. (b)	134,265
5,804	Watsco, Inc.	1,045,591
		1,179,856
	Transportation Infrastructure – 0.3%
6,954	Macquarie Infrastructure Corp. (a)	297,909
	Total Common Stocks	77,025,561
	(Cost $71,141,277)
REAL ESTATE INVESTMENT TRUSTS – 9.3%
	Equity Real Estate Investment Trusts – 6.8%
5,911	American Tower Corp. (a)	1,358,466
18,228	Brixmor Property Group, Inc.	393,907
50,261	Brookfield Property REIT, Inc.	927,064
263	Equinix, Inc.	153,513
31,427	Invitation Homes, Inc.	941,867
29,105	Paramount Group, Inc.	405,142
16,236	Park Hotels & Resorts, Inc.	420,026
67,663	SITE Centers Corp.	948,635
11,336	Weingarten Realty Investors	354,137
		5,902,757

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 2.5%
76,748	Annaly Capital Management, Inc. (a)	$722,966
97,500	Two Harbors Investment Corp.	1,425,450
		2,148,416
	Total Real Estate Investment Trusts	8,051,173
	(Cost $7,963,601)
MASTER LIMITED PARTNERSHIPS – 0.7%
	Oil, Gas & Consumable Fuels – 0.7%
3,119	Cheniere Energy Partners, L.P.	124,167
2,126	Magellan Midstream Partners, L.P.	133,662
18,612	Plains GP Holdings, L.P., Class A (c)	352,697
	Total Master Limited Partnerships	610,526
	(Cost $570,384)
	Total Investments – 99.5%	85,687,260
	(Cost $79,675,262) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.7)%
(16)	S&P 500® Index	$(5,169,248)	$2,950.00	Jan 2020	(457,920)
(37)	S&P 500® Index	(11,953,886)	3,000.00	Jan 2020	(825,100)
(15)	S&P 500® Index	(4,846,170)	3,100.00	Jan 2020	(200,400)
(22)	S&P 500® Index	(7,107,716)	3,125.00	Feb 2020	(282,480)
(17)	S&P 500® Index	(5,492,326)	3,200.00	Feb 2020	(127,704)
(20)	S&P 500® Index	(6,461,560)	3,225.00	Feb 2020	(118,700)
(22)	S&P 500® Index	(7,107,716)	3,225.00	Mar 2020	(174,240)
(17)	S&P 500® Index	(5,492,326)	3,250.00	Mar 2020	(112,965)
	Total Call Options Written				(2,299,509)
	(Premiums received $1,031,934)

Net Other Assets and Liabilities – 3.2%	2,713,710
Net Assets – 100.0%	$86,101,461

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,836,840 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,092,417. The net unrealized appreciation was $4,744,423. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,025,561	$ 77,025,561	$ —	$ —
Real Estate Investment Trusts*	8,051,173	8,051,173	—	—
Master Limited Partnerships*	610,526	610,526	—	—
Total Investments	$ 85,687,260	$ 85,687,260	$—	$—
LIABILITIES TABLE
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,299,509)	$ (1,841,589)	$ (457,920)	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.5%
	Aerospace & Defense – 2.8%
383	Boeing (The) Co. (a)	$124,766
99	Lockheed Martin Corp.	38,549
166	Northrop Grumman Corp.	57,099
		220,414
	Air Freight & Logistics – 0.2%
101	United Parcel Service, Inc., Class B	11,823
	Airlines – 1.3%
609	Delta Air Lines, Inc.	35,614
1,176	Southwest Airlines Co.	63,481
		99,095
	Auto Components – 0.8%
2,277	Gentex Corp.	65,987
	Banks – 5.1%
1,832	Bank of America Corp. (a)	64,523
617	Bank of Hawaii Corp.	58,714
1,383	CIT Group, Inc.	63,106
66	First Citizens BancShares, Inc., Class A	35,126
5,054	First Horizon National Corp.	83,694
823	Hilltop Holdings, Inc.	20,517
512	JPMorgan Chase & Co.	71,373
		397,053
	Beverages – 0.3%
279	Anheuser-Busch InBev S.A., ADR	22,889
	Biotechnology – 4.4%
637	AbbVie, Inc.	56,400
515	Amgen, Inc. (a)	124,151
163	Biogen, Inc. (b)	48,367
941	Gilead Sciences, Inc.	61,146
87	Regeneron Pharmaceuticals, Inc. (b)	32,667
102	Vertex Pharmaceuticals, Inc. (b)	22,333
		345,064
	Building Products – 1.7%
236	Armstrong World Industries, Inc.	22,177
2,666	Johnson Controls International PLC	108,533
		130,710
	Capital Markets – 2.5%
1,620	Charles Schwab (The) Corp.	77,047
359	S&P Global, Inc. (a)	98,025
1,400	Virtu Financial, Inc., Class A	22,386
		197,458
	Chemicals – 2.4%
159	Air Products & Chemicals, Inc.	37,363
1,112	Chemours (The) Co.	20,116
155	NewMarket Corp.	75,411
1,412	Olin Corp.	24,357
154	Scotts Miracle-Gro (The) Co.	16,352
219	Westlake Chemical Corp.	15,363
		188,962

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies – 0.2%
712	KAR Auction Services, Inc.	$15,514
	Consumer Finance – 1.5%
804	Capital One Financial Corp.	82,740
2,716	Navient Corp.	37,155
		119,895
	Containers & Packaging – 0.4%
1,006	Graphic Packaging Holding Co.	16,750
372	Silgan Holdings, Inc.	11,562
		28,312
	Diversified Financial Services – 1.0%
329	Berkshire Hathaway, Inc., Class B (b)	74,518
	Diversified Telecommunication Services – 0.9%
1,174	Verizon Communications, Inc.	72,084
	Electric Utilities – 0.5%
646	Southern (The) Co.	41,150
	Entertainment – 1.3%
215	Netflix, Inc. (b)	69,567
212	Walt Disney (The) Co.	30,662
		100,229
	Health Care Equipment & Supplies – 2.3%
331	Abbott Laboratories	28,751
58	Align Technology, Inc. (b)	16,184
199	Baxter International, Inc.	16,640
72	Becton Dickinson and Co.	19,582
354	Boston Scientific Corp. (b)	16,008
82	Edwards Lifesciences Corp. (b)	19,130
32	Intuitive Surgical, Inc. (b)	18,917
242	Medtronic PLC	27,455
80	Stryker Corp.	16,795
		179,462
	Health Care Providers & Services – 3.3%
61	Anthem, Inc.	18,424
171	Chemed Corp.	75,114
92	Cigna Corp.	18,813
283	CVS Health Corp.	21,024
114	HCA Healthcare, Inc.	16,850
37	Humana, Inc.	13,561
335	UnitedHealth Group, Inc.	98,483
		262,269
	Hotels, Restaurants & Leisure – 4.4%
444	Dunkin’ Brands Group, Inc.	33,540
145	Hyatt Hotels Corp., Class A	13,008
769	International Game Technology PLC	11,512
85	Marriott International, Inc., Class A	12,872
250	Six Flags Entertainment Corp.	11,277
1,735	Starbucks Corp. (a)	152,541
2,122	Wyndham Destinations, Inc. (a)	109,686
		344,436

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables – 0.6%
467	Sony Corp., ADR	$31,756
134	Tempur Sealy International, Inc. (b)	11,666
		43,422
	Household Products – 2.4%
171	Colgate-Palmolive Co.	11,772
300	Kimberly-Clark Corp.	41,265
891	Procter & Gamble (The) Co. (a)	111,286
328	Spectrum Brands Holdings, Inc.	21,087
		185,410
	Independent Power & Renewable Electricity Producers – 0.7%
2,380	Vistra Energy Corp.	54,716
	Industrial Conglomerates – 1.4%
186	3M Co.	32,814
132	Carlisle Cos., Inc.	21,363
4,924	General Electric Co.	54,952
		109,129
	Insurance – 2.3%
226	AMERISAFE, Inc.	14,923
1,676	Arch Capital Group Ltd. (b)	71,883
3,208	Old Republic International Corp.	71,763
221	Safety Insurance Group, Inc.	20,449
		179,018
	Interactive Media & Services – 5.4%
154	Alphabet, Inc., Class A (a) (b)	206,266
100	Alphabet, Inc., Class C (a) (b)	133,702
403	Facebook, Inc., Class A (b)	82,716
		422,684
	Internet & Direct Marketing Retail – 4.3%
62	Amazon.com, Inc. (b)	114,566
100	Booking Holdings, Inc. (a) (b)	205,373
1,818	Qurate Retail, Inc., Series A (b)	15,326
		335,265
	IT Services – 3.0%
574	Accenture PLC, Class A (a)	120,867
49	CACI International, Inc., Class A (b)	12,250
364	International Business Machines Corp.	48,791
295	Visa, Inc., Class A (a)	55,430
		237,338
	Life Sciences Tools & Services – 0.6%
49	Illumina, Inc. (b)	16,255
88	Thermo Fisher Scientific, Inc.	28,589
		44,844
	Machinery – 4.2%
2,408	Allison Transmission Holdings, Inc. (a)	116,355
80	Caterpillar, Inc.	11,814
1,452	Federal Signal Corp.	46,827
323	Illinois Tool Works, Inc.	58,020

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
1,201	Toro (The) Co.	$95,684
		328,700
	Media – 0.9%
482	Altice USA, Inc., Class A (b)	13,178
39	Charter Communications, Inc., Class A (a) (b)	18,918
205	Nexstar Media Group, Inc., Class A	24,036
423	Sinclair Broadcast Group, Inc., Class A	14,103
		70,235
	Metals & Mining – 1.5%
496	Newmont Goldcorp Corp.	21,551
539	Reliance Steel & Aluminum Co.	64,551
144	Royal Gold, Inc.	17,604
496	Wheaton Precious Metals Corp.	14,756
		118,462
	Multiline Retail – 0.4%
107	Dollar Tree, Inc. (b)	10,063
148	Target Corp.	18,975
		29,038
	Oil, Gas & Consumable Fuels – 2.9%
1,508	BP PLC, ADR	56,912
315	ConocoPhillips	20,484
793	Exxon Mobil Corp.	55,336
477	Hess Corp.	31,868
183	ONEOK, Inc.	13,848
154	Phillips 66	17,157
117	Valero Energy Corp.	10,957
765	Williams (The) Cos., Inc.	18,146
		224,708
	Paper & Forest Products – 0.3%
689	Domtar Corp.	26,347
	Personal Products – 1.3%
206	Estee Lauder (The) Cos., Inc., Class A	42,547
258	Herbalife Nutrition Ltd. (b)	12,299
854	Unilever PLC	48,823
		103,669
	Pharmaceuticals – 4.7%
426	Bristol-Myers Squibb Co.	27,345
200	Eli Lilly & Co.	26,286
769	Johnson & Johnson (a)	112,174
677	Merck & Co., Inc.	61,573
823	Novartis AG, ADR	77,930
1,250	Pfizer, Inc.	48,975
129	Zoetis, Inc.	17,073
		371,356
	Semiconductors & Semiconductor Equipment – 4.8%
465	Analog Devices, Inc.	55,261
794	Applied Materials, Inc.	48,466
189	Broadcom, Inc.	59,728
586	Intel Corp.	35,072

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
81	KLA Corp.	$14,432
238	Lam Research Corp.	69,591
148	QUALCOMM, Inc.	13,058
1,036	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	60,191
337	Teradyne, Inc.	22,980
		378,779
	Software – 3.4%
250	Ceridian HCM Holding, Inc. (b)	16,970
258	Check Point Software Technologies Ltd. (b)	28,628
195	j2 Global, Inc.	18,273
1,100	Microsoft Corp. (a)	173,470
196	VMware, Inc., Class A (b)	29,751
		267,092
	Specialty Retail – 1.3%
559	Dick’s Sporting Goods, Inc.	27,665
379	Foot Locker, Inc.	14,777
404	Lowe’s Cos., Inc.	48,383
162	Williams-Sonoma, Inc.	11,897
		102,722
	Technology Hardware, Storage & Peripherals – 2.7%
613	Apple, Inc. (a)	180,007
640	Dell Technologies, Inc., Class C (b)	32,890
		212,897
	Textiles, Apparel & Luxury Goods – 0.3%
265	NIKE, Inc., Class B	26,847
	Thrifts & Mortgage Finance – 0.1%
212	Essent Group Ltd.	11,022
	Trading Companies & Distributors – 1.4%
502	Univar, Inc. (b)	12,169
534	Watsco, Inc.	96,200
		108,369
	Transportation Infrastructure – 0.3%
628	Macquarie Infrastructure Corp.	26,904
	Total Common Stocks	6,936,297
	(Cost $6,458,987)
REAL ESTATE INVESTMENT TRUSTS – 9.2%
	Equity Real Estate Investment Trusts – 6.8%
504	American Tower Corp. (a)	115,829
1,641	Brixmor Property Group, Inc.	35,462
4,650	Brookfield Property REIT, Inc.	85,769
24	Equinix, Inc.	14,009
2,922	Invitation Homes, Inc.	87,573
2,627	Paramount Group, Inc.	36,568
1,469	Park Hotels & Resorts, Inc.	38,003
6,082	SITE Centers Corp.	85,270
1,026	Weingarten Realty Investors	32,052
		530,535

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 2.4%
7,174	Annaly Capital Management, Inc.	$67,579
8,368	Two Harbors Investment Corp. (a)	122,340
		189,919
	Total Real Estate Investment Trusts	720,454
	(Cost $713,122)
MASTER LIMITED PARTNERSHIPS – 0.7%
	Oil, Gas & Consumable Fuels – 0.7%
282	Cheniere Energy Partners, L.P.	11,227
192	Magellan Midstream Partners, L.P.	12,071
1,673	Plains GP Holdings, L.P., Class A (c)	31,703
	Total Master Limited Partnerships	55,001
	(Cost $51,395)
	Total Investments – 98.4%	7,711,752
	(Cost $7,223,504) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 1.0%
5	S&P 500® Index	$1,615,390	$2,775.00	Mar 2020	6,265
5	S&P 500® Index	1,615,390	3,000.00	Jun 2020	32,575
6	S&P 500® Index	1,938,468	2,800.00	Sep 2020	35,550
	Total Put Options Purchased				74,390
	(Cost $164,878)
CALL OPTIONS WRITTEN – (2.8)%
(5)	S&P 500® Index	(1,615,390)	3,000.00	Jan 2020	(111,500)
(2)	S&P 500® Index	(646,156)	3,100.00	Jan 2020	(26,720)
(3)	S&P 500® Index	(969,234)	3,125.00	Feb 2020	(38,520)
(2)	S&P 500® Index	(646,156)	3,200.00	Feb 2020	(15,024)
(3)	S&P 500® Index	(969,234)	3,225.00	Mar 2020	(23,760)
	Total Call Options Written				(215,524)
	(Premiums received $93,982)

Net Other Assets and Liabilities – 3.4%	263,606
Net Assets – 100.0%	$7,834,224

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $564,371 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $288,153. The net unrealized appreciation was $276,218. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,936,297	$ 6,936,297	$ —	$ —
Real Estate Investment Trusts*	720,454	720,454	—	—
Master Limited Partnerships*	55,001	55,001	—	—
Total Investments	7,711,752	7,711,752	—	—
Put Options Purchased	74,390	38,840	35,550	—
Total	$ 7,786,142	$ 7,750,592	$ 35,550	$—
LIABILITIES TABLE
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (215,524)	$ (215,524)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.0%
71,269	Boeing (The) Co.	$23,216,589
	Airlines – 2.0%
434,269	Southwest Airlines Co.	23,441,841
	Auto Components – 1.9%
166,392	Lear Corp.	22,828,982
	Banks – 10.1%
671,412	Bank of America Corp.	23,647,131
299,183	Citigroup, Inc.	23,901,730
1,403,270	First Horizon National Corp.	23,238,151
170,319	JPMorgan Chase & Co.	23,742,469
439,423	Wells Fargo & Co.	23,640,957
		118,170,438
	Biotechnology – 2.0%
97,309	Amgen, Inc.	23,458,281
	Capital Markets – 10.0%
139,789	Ameriprise Financial, Inc.	23,286,052
464,175	Bank of New York Mellon (The) Corp.	23,361,928
102,323	Goldman Sachs Group (The), Inc.	23,527,127
461,966	Morgan Stanley	23,615,702
296,352	State Street Corp.	23,441,443
		117,232,252
	Chemicals – 2.0%
100,219	Air Products & Chemicals, Inc.	23,550,463
	Communications Equipment – 2.0%
965,051	Juniper Networks, Inc.	23,769,206
	Consumer Finance – 3.9%
270,614	Discover Financial Services	22,953,479
640,450	Synchrony Financial	23,062,605
		46,016,084
	Electronic Equipment, Instruments & Components – 2.0%
1,109,000	Vishay Intertechnology, Inc.	23,610,610
	Entertainment – 2.0%
394,824	Activision Blizzard, Inc.	23,460,442
	Food Products – 2.0%
508,535	Archer-Daniels-Midland Co.	23,570,597
	Health Care Providers & Services – 6.0%
276,064	AmerisourceBergen Corp.	23,470,961
78,461	Anthem, Inc.	23,697,576
64,146	Humana, Inc.	23,510,792
		70,679,329
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.0%
484,812	Yum China Holdings, Inc.	$23,275,824
	Industrial Conglomerates – 2.0%
132,902	Honeywell International, Inc.	23,523,654
	Insurance – 6.0%
390,641	Lincoln National Corp.	23,051,725
459,266	MetLife, Inc.	23,408,788
426,548	Principal Financial Group, Inc.	23,460,140
		69,920,653
	IT Services – 4.0%
110,999	Accenture PLC, Class A	23,373,059
372,343	Cognizant Technology Solutions Corp., Class A	23,092,713
		46,465,772
	Machinery – 2.0%
130,149	Cummins, Inc.	23,291,465
	Media – 2.0%
289,327	Omnicom Group, Inc.	23,441,274
	Oil, Gas & Consumable Fuels – 1.9%
677,028	Delek US Holdings, Inc.	22,700,749
	Paper & Forest Products – 2.0%
789,712	Louisiana-Pacific Corp.	23,430,755
	Pharmaceuticals – 4.0%
372,628	Bristol-Myers Squibb Co.	23,918,991
161,005	Johnson & Johnson	23,485,800
		47,404,791
	Professional Services – 2.0%
243,664	ManpowerGroup, Inc.	23,659,774
	Semiconductors & Semiconductor Equipment – 13.9%
381,196	Applied Materials, Inc.	23,268,204
132,803	KLA Corp.	23,661,510
79,097	Lam Research Corp.	23,127,963
98,346	NVIDIA Corp.	23,140,814
198,156	Skyworks Solutions, Inc.	23,953,097
340,544	Teradyne, Inc.	23,221,695
183,157	Texas Instruments, Inc.	23,497,212
		163,870,495
	Software – 2.0%
149,798	Microsoft Corp.	23,623,145
	Specialty Retail – 6.1%
267,138	Best Buy Co., Inc.	23,454,716
204,520	Ross Stores, Inc.	23,810,218

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
390,395	TJX (The) Cos., Inc.	$23,837,519
		71,102,453
	Technology Hardware, Storage & Peripherals – 2.1%
83,775	Apple, Inc.	24,600,529
	Total Investments – 99.9%	1,173,316,447
	(Cost $1,046,685,840) (a)

	Net Other Assets and Liabilities – 0.1%	1,683,199
	Net Assets – 100.0%	$1,174,999,646

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $140,681,036 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,050,429. The net unrealized appreciation was $126,630,607.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,173,316,447	$ 1,173,316,447	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
3,348,976	First Trust Dow Jones Internet Index Fund (b)	$465,909,541
14,464,993	First Trust Financials AlphaDEX® Fund	484,721,916
5,180,341	First Trust NASDAQ-100- Technology Sector Index Fund	518,552,134
6,974,683	First Trust Technology AlphaDEX® Fund	506,152,745
15,715,580	First Trust Utilities AlphaDEX® Fund	459,052,092
	Total Investments – 99.9%	2,434,388,428
	(Cost $1,808,104,664) (c)
	Net Other Assets and Liabilities – 0.1%	2,019,728
	Net Assets – 100.0%	$2,436,408,156

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $626,283,764 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $626,283,764.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,434,388,428	$ 2,434,388,428	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2019, and for the fiscal year-to-date period (October 1, 2019 to December 31, 2019) are as follows:
Security Name	Shares at 12/31/2019	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	3,348,976	$ 462,879,529	$ 3,191,966	($15,117,735)	$ 7,503,340	$ 7,452,441	$ 465,909,541	$—
First Trust Financials AlphaDEX® Fund	14,464,993	472,350,571	3,343,984	(15,514,063)	24,757,162	(215,738)	484,721,916	3,484,432
First Trust NASDAQ-100- Technology Sector Index Fund	5,180,341	465,688,153	3,398,648	(15,780,746)	58,319,021	6,927,058	518,552,134	1,153,168
First Trust Technology AlphaDEX® Fund	6,974,683	466,466,182	3,362,590	(15,770,789)	48,538,270	3,556,492	506,152,745	338,404
First Trust Utilities AlphaDEX® Fund	15,715,580	478,339,832	3,252,787	(15,403,792)	(7,631,386)	494,651	459,052,092	2,775,324
		$2,345,724,267	$16,549,975	($77,587,125)	$131,486,407	$18,214,904	$2,434,388,428	$7,751,328

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 10.2%
8,610	1st Source Corp.	$446,687
16,038	Associated Banc-Corp.	353,477
8,818	Bryn Mawr Bank Corp.	363,654
23,817	First Commonwealth Financial Corp.	345,585
12,996	First Financial Bancorp	330,618
7,402	First Financial Corp.	338,419
8,379	First Merchants Corp.	348,483
16,081	First Midwest Bancorp, Inc.	370,828
26,455	FNB Corp.	335,978
27,007	Fulton Financial Corp.	470,732
9,848	German American Bancorp, Inc.	350,786
7,012	Heartland Financial USA, Inc.	348,777
7,185	Lakeland Financial Corp.	351,562
9,242	Mercantile Bank Corp.	337,056
22,266	Old National Bancorp	407,245
3,284	Park National Corp.	336,216
11,456	Peoples Bancorp, Inc.	397,065
8,717	S&T Bancorp, Inc.	351,208
14,244	West Bancorporation, Inc.	365,074
		6,949,450
	Commercial Services & Supplies – 12.1%
25,326	Clean Harbors, Inc. (a)	2,171,705
116,365	Covanta Holding Corp.	1,726,857
23,074	Heritage-Crystal Clean, Inc. (a)	723,831
22,121	Tetra Tech, Inc.	1,905,945
30,081	U.S. Ecology, Inc.	1,741,991
		8,270,329
	Construction & Engineering – 29.0%
49,966	Arcosa, Inc.	2,225,985
48,854	Argan, Inc.	1,961,000
39,746	Comfort Systems USA, Inc.	1,981,338
41,784	Construction Partners, Inc. (a)	704,896
22,967	Dycom Industries, Inc. (a)	1,082,894
21,843	EMCOR Group, Inc.	1,885,051
37,020	Granite Construction, Inc.	1,024,344
19,764	MasTec, Inc. (a)	1,268,058
38,881	MYR Group, Inc. (a)	1,267,132
12,801	Northwest Pipe Co. (a)	426,401
14,140	NV5 Global, Inc. (a)	713,363
85,997	Primoris Services Corp.	1,912,573
48,169	Quanta Services, Inc.	1,960,960
49,155	Sterling Construction Co., Inc. (a)	692,103
58,113	Tutor Perini Corp. (a)	747,333
		19,853,431
	Electrical Equipment – 12.7%
59,952	Atkore International Group, Inc. (a)	2,425,658
33,264	Encore Wire Corp.	1,909,354
22,348	Generac Holdings, Inc. (a)	2,247,985
Shares	Description	Value

	Electrical Equipment (Continued)
14,075	Hubbell, Inc.	$2,080,566
		8,663,563
	Machinery – 35.9%
61,372	Astec Industries, Inc.	2,577,624
20,580	Blue Bird Corp. (a)	471,694
36,880	Douglas Dynamics, Inc.	2,028,400
88,500	Evoqua Water Technologies Corp. (a)	1,677,075
58,218	Federal Signal Corp.	1,877,530
16,962	L.B. Foster Co. (a)	328,723
168,787	Mueller Water Products, Inc., Class A	2,022,068
25,315	Oshkosh Corp.	2,396,065
18,565	Proto Labs, Inc. (a)	1,885,276
11,700	RBC Bearings, Inc. (a)	1,852,578
52,487	Spartan Motors, Inc.	948,965
48,011	SPX Corp. (a)	2,442,800
63,879	TriMas Corp. (a)	2,006,439
135,246	Wabash National Corp.	1,986,764
		24,502,001
	Total Investments – 99.9%	68,238,774
	(Cost $64,890,157) (b)
	Net Other Assets and Liabilities – 0.1%	45,055
	Net Assets – 100.0%	$68,283,829

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,343,298 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,994,681. The net unrealized appreciation was $3,348,617.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 68,238,774	$ 68,238,774	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 61.0%
	Banks – 2.0%
7,823	JPMorgan Chase & Co.	$1,090,526
	Capital Markets – 4.8%
4,427	Ameriprise Financial, Inc.	737,450
33,362	Blackstone Group (The), Inc., Class A	1,866,270
		2,603,720
	Communications Equipment – 1.4%
16,159	Cisco Systems, Inc.	774,986
	Consumer Finance – 2.2%
51,545	Santander Consumer USA Holdings, Inc.	1,204,607
	Electric Utilities – 7.4%
5,333	ALLETE, Inc.	432,880
6,557	Entergy Corp.	785,529
10,973	Evergy, Inc.	714,233
29,984	OGE Energy Corp.	1,333,388
8,392	Pinnacle West Capital Corp.	754,692
		4,020,722
	Food Products – 3.2%
14,236	Campbell Soup Co.	703,543
48,525	Flowers Foods, Inc.	1,054,934
		1,758,477
	Gas Utilities – 0.9%
5,741	Spire, Inc.	478,283
	Hotels, Restaurants & Leisure – 4.7%
7,685	Darden Restaurants, Inc.	837,742
33,117	Wyndham Destinations, Inc.	1,711,817
		2,549,559
	Household Durables – 0.9%
5,275	Garmin Ltd.	514,629
	Independent Power & Renewable Electricity Producers – 2.7%
74,321	AES Corp.	1,478,988
	Insurance – 4.1%
11,306	Fidelity National Financial, Inc.	512,727
9,544	First American Financial Corp.	556,606
53,238	Old Republic International Corp.	1,190,934
		2,260,267
	IT Services – 1.2%
7,768	Paychex, Inc.	660,746
	Multi-Utilities – 3.6%
9,973	Consolidated Edison, Inc.	902,257
4,695	DTE Energy Co.	609,740
Shares	Description	Value

	Multi-Utilities (Continued)
16,354	NiSource, Inc.	$455,295
		1,967,292
	Oil, Gas & Consumable Fuels – 5.6%
18,230	Marathon Petroleum Corp.	1,098,358
25,535	ONEOK, Inc.	1,932,233
		3,030,591
	Semiconductors & Semiconductor Equipment – 5.9%
5,022	Broadcom, Inc.	1,587,052
18,315	Maxim Integrated Products, Inc.	1,126,556
4,132	Texas Instruments, Inc.	530,094
		3,243,702
	Specialty Retail – 1.7%
10,797	Best Buy Co., Inc.	947,977
	Technology Hardware, Storage & Peripherals – 6.0%
31,076	Seagate Technology PLC	1,849,022
22,114	Western Digital Corp.	1,403,575
		3,252,597
	Trading Companies & Distributors – 2.7%
8,113	Watsco, Inc.	1,461,557
	Total Common Stocks	33,299,226
	(Cost $31,058,618)
REAL ESTATE INVESTMENT TRUSTS – 38.5%
	Equity Real Estate Investment Trusts – 34.2%
11,843	Apartment Investment & Management Co., Class A	611,691
4,518	Camden Property Trust	479,360
12,478	CoreSite Realty Corp.	1,399,033
7,251	Crown Castle International Corp.	1,030,730
38,187	CubeSmart	1,202,127
7,137	Extra Space Storage, Inc.	753,810
20,281	Lamar Advertising Co., Class A	1,810,282
12,813	Life Storage, Inc.	1,387,392
90,046	Medical Properties Trust, Inc.	1,900,871
4,313	Mid-America Apartment Communities, Inc.	568,712
3,908	Public Storage	832,248
19,261	Ryman Hospitality Properties, Inc.	1,669,158
36,298	Spirit Realty Capital, Inc.	1,785,136
35,227	STORE Capital Corp.	1,311,853
11,184	UDR, Inc.	522,293
17,325	WP Carey, Inc.	1,386,693
		18,651,389

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 4.3%
63,392	Blackstone Mortgage Trust, Inc., Class A	$2,359,450
	Total Real Estate Investment Trusts	21,010,839
	(Cost $20,241,156)
	Total Investments – 99.5%	54,310,065
	(Cost $51,299,774) (a)

	Net Other Assets and Liabilities – 0.5%	256,327
	Net Assets – 100.0%	$54,566,392

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,562,877 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $552,586. The net unrealized appreciation was $3,010,291.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,299,226	$ 33,299,226	$ —	$ —
Real Estate Investment Trusts*	21,010,839	21,010,839	—	—
Total Investments	$ 54,310,065	$ 54,310,065	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
3,437,146	First Trust BICK Index Fund	$100,708,378
5,522,449	First Trust Brazil AlphaDEX® Fund	95,372,694
2,228,372	First Trust Germany AlphaDEX® Fund	98,605,684
4,388,124	First Trust Latin America AlphaDEX® Fund	99,873,702
1,807,547	First Trust Switzerland AlphaDEX® Fund	97,628,325
	Total Investments – 99.9%	492,188,783
	(Cost $450,225,344) (b)
	Net Other Assets and Liabilities – 0.1%	453,409
	Net Assets – 100.0%	$492,642,192

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,514,065 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $550,626. The net unrealized appreciation was $41,963,439.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 492,188,783	$ 492,188,783	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2019, and for the fiscal year-to-date period (October 1, 2019 to December 31, 2019) are as follows:
Security Name	Shares at 12/31/2019	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2019	Dividend Income
First Trust BICK Index Fund	3,437,146	$ 90,090,373	$ 1,843,184	($4,064,366)	$ 12,746,860	$ 92,327	$ 100,708,378	$ 523,134
First Trust Brazil AlphaDEX® Fund	5,522,449	89,851,230	1,775,600	(3,999,786)	7,305,039	440,611	95,372,694	7,221,154
First Trust Germany AlphaDEX® Fund	2,228,372	91,303,160	1,850,244	(4,120,922)	9,438,151	135,051	98,605,684	140,610
First Trust Latin America AlphaDEX® Fund	4,388,124	91,832,803	1,777,916	(4,045,185)	10,340,494	(32,326)	99,873,702	240,908
First Trust Switzerland AlphaDEX® Fund	1,807,547	90,211,646	1,800,323	(4,028,102)	9,142,659	501,799	97,628,325	—
		$453,289,212	$9,047,267	($20,258,361)	$48,973,203	$1,137,462	$492,188,783	$8,125,806

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
December 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 94.1%
	Capital Markets – 94.1%(a)
576,572	First Trust Dow Jones Internet Index Fund (b)	$80,212,697
2,490,350	First Trust Financials AlphaDEX® Fund	83,451,629
891,866	First Trust NASDAQ-100-Technology Sector Index Fund	89,275,787
1,200,785	First Trust Technology AlphaDEX® Fund	87,140,967
2,705,649	First Trust Utilities AlphaDEX® Fund	79,032,007
	Total Exchange-Traded Funds	419,113,087
	(Cost $359,593,550)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 5.9%
$2,925,000	U.S. Treasury Bill	(c)	01/30/20	2,921,701
2,928,000	U.S. Treasury Bill	(c)	02/06/20	2,923,772
2,930,000	U.S. Treasury Bill	(c)	02/13/20	2,924,932
2,931,000	U.S. Treasury Bill	(c)	02/20/20	2,924,976
2,929,000	U.S. Treasury Bill	(c)	02/27/20	2,922,143
2,931,000	U.S. Treasury Bill	(c)	03/05/20	2,923,319
3,049,000	U.S. Treasury Bill	(c)	03/12/20	3,040,122
2,930,000	U.S. Treasury Bill	(c)	03/19/20	2,920,746
3,025,000	U.S. Treasury Bill	(c)	03/26/20	3,014,393
	Total U.S. Treasury Bills			26,516,104
	(Cost $26,513,591)
	Total Investments – 100.0%			445,629,191
	(Cost $386,107,141) (d)

Net Other Assets and Liabilities – (0.0)%	(181,283)
Net Assets – 100.0%	$445,447,908

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $59,522,050 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $59,522,050.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
December 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 419,113,087	$ 419,113,087	$ —	$ —
U.S. Treasury Bills	26,516,104	—	26,516,104	—
Total Investments	$ 445,629,191	$ 419,113,087	$ 26,516,104	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2019, and for the fiscal year-to-date period (October 1, 2019 to December 31, 2019) are as follows:
Security Name	Shares at 12/31/2019	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	576,572	$ 55,503,320	$ 27,677,437	($5,349,420)	$ 112,081	$ 2,269,279	$ 80,212,697	$—
First Trust Financials AlphaDEX® Fund	2,490,350	56,639,009	29,308,771	(5,570,726)	3,063,815	10,760	83,451,629	390,788
First Trust NASDAQ-100- Technology Sector Index Fund	891,866	55,840,149	30,733,115	(5,681,807)	5,918,676	2,465,654	89,275,787	129,333
First Trust Technology AlphaDEX® Fund	1,200,785	55,933,425	30,133,852	(5,615,545)	5,434,204	1,255,031	87,140,967	37,953
First Trust Utilities AlphaDEX® Fund	2,705,649	57,357,154	27,378,640	(5,437,861)	(432,855)	166,929	79,032,007	311,258
		$281,273,057	$145,231,815	($27,655,359)	$14,095,921	$6,167,653	$419,113,087	$869,332

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and Dorsey Wright Momentum Plus Dividend Yield Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, and First Trust Dorsey Wright International Focus 5 ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
The First Trust RBA American Industrial Renaissance® ETF is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index (“S&P Dow Jones Indexes”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.